Share-Based Payments - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted (Details)	Dec. 31, 2021 USD ($) yr	Jul. 31, 2021	Dec. 31, 2020 USD ($) yr
Exercise Price | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.18		3.52
Share Price | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.18		4.22
Risk Free Interest Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		0.51	0.17
Risk Free Interest Rate | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	1.20		0.41
Expected Volatility | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	55		55
Expected Option Term | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input | yr	6.56		5.16
Dividend Yield | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0		0